Other Expense By Nature - Summary of Other Miscellaneous Operating Expenses (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cost And Expenses By Nature [Abstract]
Research cost recognized	$ 54	$ 86	$ 856